Cover	Feb. 18, 2022
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 18, 2022
Entity Incorporation State Country Code	NC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	true
Entity File Number	000-27205
Entity Tax Identification Number	56-2132396
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address Postal Zip Code	28658
Local Phone Number	464-5620
City Area Code	828
Entity Address State Or Province	NC